LONG-TERM PREPAYMENTS AND OTHER ASSETS (Tables)	12 Months Ended
Dec. 31, 2021
LONG-TERM PREPAYMENTS AND OTHER ASSETS
Schedule of long-term prepayments and other assets

	December 31,
	2020	2021
	RMB	RMB

Operating rights of service stations	31,856	29,714
Long-term receivables from and prepayment to Sinopec Group Company and fellow subsidiaries	2,801	1,520
Prepayments for construction projects to third parties	5,861	7,470
Others (i)	34,025	31,326
	74,543	70,030

Note:

(i)	Others mainly comprise time deposits with terms of three years, catalyst expenditures and improvement expenditures of property, plant and equipment.

Schedule of operating rights of service stations

	2020	2021
	RMB	RMB
Operating rights of service stations
Cost:
Balance as at January 1	53,549	53,567
Additions	493	912
Decreases	(475)	(688)
Balance as at December 31	53,567	53,791
Accumulated amortization:
Balance as at January 1	19,536	21,711
Additions	2,365	2,699
Decreases	(190)	(333)
Balance as at December 31	21,711	24,077
Net book value as at December 31	31,856	29,714